[DESCRIPTION]			Form 13F Holdings Report

      					UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.   20549

						FORM 13F

					FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
					 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager
Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place, and Date of Signing:

	Arthur E. Hall		Minden, Nevada October 19, 2000

Report Type      (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ]		13F NOTICE

[     ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

						FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$136,530

FORM 13F INFORMATION TABLE
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
(x$1000)
SHARES
INVESTMENT DISCRETION
MANAGERS
VOTING AUTHORITY








SOLE
SHARED
NONE









ALLSTATE

COM

020002101

 1738

50000

DEFINED 01



X
ALLTEL
ALLTEL
AT&T
AT&T
COM
COM
COM
COM
020039103
020039103
001957109
001957109
 2609
 1931
 2630
 1315
50000
37000
89547
44773
DEFINED 01
DEFINED 01
DEFINED 01
DEFINED 01

X
                X
X
                X
BIG DOG HOLDINGS
BURLINGTON RESOURCES
BURLINGTON RESOURCES
COM
COM
COM
089128102
122014103
122014103
 1379
 9203
 1841
275793
250000
50000
DEFINED 01
DEFINED 01
DEFINED 01

X
X
                X
CAPITAL AUTOMOTIVE REIT
COM
139733109
 4615
355000
DEFINED 01

X
CAPITAL AUTOMOTIVE REIT
COM
139733109
  650
50000
DEFINED 01

                X
CHINA YUCHAI
COM

  313
250000
DEFINED 01

X
CANNONDALE CORP
COMCAST
COMCAST
COMPAQ
COM
COM
COM
COM
137798104
200300200
200300200
204493100
 2623
 1818
 1228
 1376
488000
44400
30000
50000
DEFINED 01
DEFINED 01
DEFINED 01
DEFINED 01

X
X

X



 X
DREYER'S GRAND ICE CREAM
COM
261878102
 5391
250000
DEFINED 01


X

EQUIFAX
COM
294429105
 3294
122300
DEFINED 01

X
EQUIFAX
ENRON RESOURCES
FIRST CONSULTING GROUP
FRESH DEL MONTE PRODUCE
FRESH DEL MONTE PRODUCE
COM
COM
COM
COM
COM
294429105
293562104
31986R103

 1752
 5726
  834
 2008
  656
50000
147300
150000
306000
100000
DEFINED 01
DEFINED 01
DEFINED 01
DEFINED 01
DEFINED 01

                X
X
X
X
                X
GEMSTAR
GLACIER WATER SERVICES
HELLENIC TELECOM
JOHN HANCOCK
COM
COM
COM
COM
COM
36866W106
376395109
423325307
41014S106
 1744
 1697
 1850
 1344
20000
144400
200000
50000
DEFINED 01
DEFINED 01
DEFINED 01
DEFINED 01


X
X
X
X

NUEVO GRUPO IUSACEL
COM
670512100
 1205
101500
DEFINED 01

X
LUBRIZOL
COM
549271104
 1772
90000
DEFINED 01

X
MERIDIAN RESOURCES
MONY GROUP
MURPHY OIL
COM
COM
COM
58977Q109
615337102
626717102
 5638
 1396
 1296
820100
35000
20000
DEFINED 01
DEFINED 01
DEFINED 01

X
X
X
NOVELL
NUEVO ENERGY
COM
COM
670006105
670509108
  497
 1102
50000
60000
DEFINED 01
DEFINED 01

X
X
PLAINS ALL AMERICAN PIPELINE
COM
726503105
10123
522500
DEFINED 01

X
PLAINS RESOURCES
PLAINS RESOURCES
COM
COM
726540503
726540503
18308
  944
969945
50000
DEFINED 01
DEFINED 01

X
                  X
THE RIGHT START
SABRE GROUP
COM
COM
766574107
785905100
  344
 1114
172125
38500
DEFINED 01
DEFINED 01

X
X
SANTA CRUZ OPERATION
COM
801833104
  147
50000
DEFINED 01

X
SCIQUEST.COM
SHOPKO STORES
SHOPKO STORES
COM
COM
COM
80908Q107
824911101
824911101
 1381
 1370
  519
200000
132000
50000
DEFINED 01
DEFINED 01
DEFINED 01

X
X
                  X
SOLUTIA, INC.
SOLUTIA INC.
SUPERVALU
SUPERVALU
COM
COM
COM
COM
834376105
834376105
868536103
868536103
 2559
 1138
 6477
 1506
225000
100000
430000
100000
DEFINED 01
DEFINED 01
DEFINED 01
DEFINED 01

X
                  X
X
                  X
SYNOPSIS
COX COMMUNICATIONS
COM
COM
871607107
224044107
  758
 9627
20000
251650
DEFINED 01
DEFINED 01

X
X
COX COMMUNICATIONS
COM
224044107
 2827
73920
DEFINED 01

                  X
TUBOS DE ACERO
COM
898592506
 1256
75000
DEFINED 01

X
TV AZTECA ADR
COM
901145102
 1931
150000
DEFINED 01

X



















































TOTAL


136530



